General information	12 Months Ended
Dec. 31, 2017
General information
General information

1. General information

TiGenix NV, the parent company, (hereafter “TiGenix”, the “Company”, the “Group”, “we” or “us”) is a limited liability company incorporated and domiciled in Belgium. The registered office is located at Romeinse straat 12, bus 2, 3001 Leuven, Belgium. These consolidated financial statements of the Company with respect to the financial years ended December 31, 2015, December 31, 2016 and December 31, 2017 comprise the financial statements of TiGenix NV (Belgium legal entity) and its subsidiaries TiGenix SAU. (Spanish legal entity), Coretherapix, SLU (Spanish legal entity), TiGenix Inc. (United States legal entity) and TiGenix US, Inc. (United States legal entity).

TiGenix is a leading European cell therapy company with an advanced clinical stage pipeline of adult stem cell programs. The stem cell programs are based on proprietary validated platforms of allogeneic expanded stem cells targeting autoimmune, inflammatory and heart diseases. Built on solid pre-clinical and CMC packages, they are being developed in close consultation with the European Medicines Agency.

As a result of this activity, the Group has developed different products which are in different stages of approval and/or potential sale.

TiGenix’s most advanced product is Cx601 which received positive Committee for Medicinal Products for Human Use (“CHMP”) opinion in Europe on December 14, 2017, based on the data from a European Phase III clinical trial (ADMIRE-CD), which was completed in August 2015. Cx601 has been developed to treat complex perianal fistulas in patients with Crohn’s disease.

TiGenix US Inc. is fully participated by TiGenix SAU and was incorporated in May 2017 in the state of Delaware, with the strategic goal of filing and commercializing TiGenix’s lead product, Cx601, for the treatment of complex perianal fistulas in Crohn’s disease patients in the United States.

On July 4, 2016, TiGenix entered into a licensing agreement with Takeda, a public limited liability pharmaceutical company incorporated under the laws of Japan (“Takeda”) leader in gastroenterology, whereby Takeda acquired an exclusive right to commercialize Cx601 for complex perianal fistulas in Crohn’s patients outside of the U.S.

On January 5, 2018 Takeda, announced its intention to launch a potential voluntary and conditional public tender offer to purchase up to 100% of the issued and outstanding shares of the Company. (See note 27)

Another developed product is Cx611 which has successfully concluded a Phase IIa trial in rheumatoid arthritis, and is now in development for a Phase Ib/IIa study in severe sepsis secondary to severe community-acquired pneumonia.

Effective as of July 31, 2015, TiGenix acquired Coretherapix, SLU (“Coretherapix”), whose lead cellular product, AlloCSC-01, is currently in a Phase II clinical trial in acute myocardial infarction (AMI). With Cx601 now having received a positive regulatory opinion in Europe, TiGenix reviewed its pipeline priorities beyond the continued commitment to the development of Cx601 for the US market and Cx611 for sepsis. The Company is of the opinion that Cx601 has great potential in other indications and that it will deliver greater shareholder value by directing its resources to targeted trials in those areas. Given the focus on Cx601 and the allogeneic adipose-derived stem cell technology, TiGenix will not dedicate investing efforts to R&D of its allogeneic cardiac stem cell technology.

ChondroCelect®, for cartilage repair in the knee, was the first cell-based product approved in Europe. Due to the regulatory environment TiGenix withdrew the marketing authorization for ChondroCelect on July 2016 and came to an agreement with Sobi, Finnish Red Cross and Pharmacell for the early termination of their existing commercial relationships.

The consolidated financial statements of the Group for the years ended December 31, 2017, 2016 and 2015 were approved and authorised for issue on April 11, 2018 in accordance with a resolution of the Company’s board of directors (“BoD”) on April 11, 2018.